INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF RECONCILIATION OF CARRYING AMOUNTS OF INTANGIBLE ASSETS

Reconciliation of Carrying Amounts (in thousands):

	December 31, 2024	Additions	December 31, 2025	Additions	Impairment	March 31, 2026
Cost
Indefinite-lived trademarks	$25	$—	$25	$—	$(12)	$13
Acquired Technology	1,168	2,750	3,918	—	—	3,918
Customer Relationships	2,839	—	2,839	—	—	2,839
Other	456	—	456	—	—	456
Total	$4,488	$2,750	$7,238	$—	$(12)	$7,226

Accumulated Amortization
Acquired Technology	$632	$509	$1,141	$168	$—	$1,309
Customer Relationships	1,136	567	1,703	142	—	1,845
Other	145	92	237	23	—	260
Total	$1,913	$1,168	$3,081	$333	$—	$3,414

Carrying Amounts	$2,575		$4,157			$3,812

SCHEDULE OF EXPECTED AMORTIZATION RELATED TO INTANGIBLE ASSETS

As of March 31, 2026, expected amortization (in thousands) related to intangible assets will be:

Expected Amortization
2026, excluding the three months ended March 31, 2026	$997
2027	1,330
2028	647
2029	550
2030 and thereafter	275
Total	$3,799